Share-Based Compensation (Non-Vested Restricted Stock Activity) (Details) (Nonvested Restricted Stock [Member], USD $)	12 Months Ended
Dec. 31, 2013
Nonvested Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock Units, Granted	91,153
Stock Units, Vested	24,071
Stock Units, Forfeited/expired	(2,878)
Ending balance, Nonvested Stock	64,204
Weighted Average Grant-Date Fair Value, Granted	$ 5.78
Weighted Average Grant-Date Fair Value, Vested	$ 5.73
Weighted Average Grant-Date Fair Value, Forfeited/expired	$ 5.79
Weighted Average Grant-Date Fair Value, Ending balance	$ 5.80